SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e. the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the main body whose regulation the Group’s products must comply with is the Food and Drug Administration (“FDA”) in the US.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by major product group was as follows:

	Six-month period ended
Revenue	June 30, 2022 US$‘000	June 30, 2021 US$‘000
Clinical laboratory goods	29,534	43,509
Clinical laboratory services	3,702	4,082
Point-of-Care products	4,004	3,846

	37,240	51,437

ii)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(388)	(259)	(5)	(652)
Impairment	(519)	-	-	(519)

Result after impairment	(907)	(259)	(5)	(1,171)
Unallocated expenses *				(689)

Operating loss				(1,860)
Net financing expense				(20,303)

Loss before tax				(22,163)
Income tax credit				180

Loss for the period on continuing operations				(21,983)
Loss for the period on discontinued operations				(2)

Loss for the six-month period				(21,985)

The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	7,658	2,340	(50)	9,948
Impairment	(5,212)	(856)	-	(6,068)

Result after impairment	2,446	1,484	(50)	3,880
Unallocated expenses *				(584)

Operating profit				3,296
Net financing expense				(1,717)

Profit before tax				1,579
Income tax charge				(760)

Profit for the period on continuing operations				819
Profit for the period on discontinued operations				-

Profit for the six-month period				819

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

iii)	The distribution of segment assets and liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at June 30, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	47,835	42,513	25	90,373
Unallocated assets:
Income tax assets (current and deferred)				6,315
Cash and cash equivalents and short-term investments				10,453

Total assets as reported in the Statement of Financial Position				107,141

Segment liabilities	58,462	27,155	330	85,947
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,375

Total liabilities as reported in the Statement of Financial Position				91,322

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	45,891	41,453	1	87,345
Unallocated assets:
Income tax assets (current and deferred)				5,640
Cash and cash equivalents and short-term investments				25,910

Total assets as reported in the Statement of Financial Position				118,895

Segment liabilities	12,382	101,927	25	114,334
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,880

Total liabilities as reported in the Statement of Financial Position				119,214